Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General administrative expenses
General office	$ 58	$ 61	$ 53
Insurance	30	47	63
Investor relations and corporate development	206	86	217
Professional fees	493	71	102
Rent	13	108	123
Salaries and benefits	938	713	823
Transfer agent and regulatory	108	44	66
Travel	87	13	29
Share-based compensation	1,077	175	117
Total general administrative expenses	(3,010)	(1,318)	(1,593)
Fair value gain on derivative liabilities - warrants	(4)	90	105
General exploration	(218)	(167)	(26)
Loss on settlement of convertible notes	0	(26)	(13)
Unrealized gain on marketable securities	0	476	9
Realized gain on sale of marketable securities	189	0	0
Unrealized gain (loss) on foreign exchange	11	20	(43)
Interest and other (expense) income	8	(58)	(150)
Total other gains (losses)	(14)	335	(118)
Loss and comprehensive loss for the year	$ (3,024)	$ (983)	$ (1,711)
Weighted average number of common shares outstanding	239,831,079	218,117,528	208,688,604
Loss per share - basic and diluted	$ (0.01)	$ (0.00)	$ (0.01)